CONTRACT COSTS, NET (Tables)	12 Months Ended
Jun. 30, 2025
CONTRACT COSTS, NET
Schedule of contract costs, net

	June 30,	June 30,	June 30,
	2024	2025	2025
Third Party	RMB	RMB	US Dollars
Contract costs	¥56,730,105	¥57,093,826	$7,969,991
Allowance for credit losses	(8,394,288)	(3,546,418)	(495,061)
Total contract costs, net	¥48,335,817	¥53,547,408	$7,474,930

Schedule of movement of allowance for credit losses of contract costs

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Beginning balance	¥2,586,155	¥8,394,288	$1,171,797
Charge to (reversal of) allowance	4,532,872	(4,079,681)	(569,502)
Charge to (reversal of) sales	1,275,261	(768,189)	(107,234)
Ending balance	¥8,394,288	¥3,546,418	$495,061